Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets and Goodwill

10. INTANGIBLE ASSETS AND GOODWILL

a) Intangible assets

Details of and movement in items comprising intangible assets are as follows:

(In thousand Euros)	Software	Trademarks, industrial property and customer relationships	Development costs	Other	Total
Balance at January 1, 2024	8,251	19,390	66,408	—	94,049
Additions	2,689	—	23,797	—	26,486
Disposals	(2)	—	(353)	—	(355)
Impairment of assets	(2,761)	(14,259)	(6,670)	—	(23,690)
Transfers	1,479	(72)	(1,407)	—	—
Amortization for the year	(2,807)	(2,301)	(15,467)	—	(20,575)
Translation differences	79	107	—	—	186
Balance at December 31, 2024	6,928	2,865	66,308	—	76,101
Additions	334	—	8,435	—	8,769
Impairment of assets	—	—	(26,755)	—	(26,755)
Amortization for the year	(799)	(513)	(16,595)	—	(17,907)
Translation differences	(236)	(194)	—	—	(430)
Balance at December 31, 2025	6,227	2,158	31,393	—	39,778
Cost
At December 31, 2023	12,189	20,733	95,296	—	128,218
At December 31, 2024	16,434	20,768	117,333	—	154,535
At December 31, 2025	16,532	20,574	125,768	—	162,874
Accumulated amortization
At December 31, 2023	(3,938)	(1,343)	(28,888)	—	(34,169)
At December 31, 2024	(6,745)	(3,644)	(44,355)	—	(54,744)
At December 31, 2025	(7,544)	(4,157)	(60,950)	—	(72,651)
Impairment of assets
At December 31, 2023	—	—	—	—	—
At December 31, 2024	(2,761)	(14,259)	(6,670)	—	(23,690)
At December 31, 2025	(2,761)	(14,259)	(33,425)	—	(50,445)

During 2025, the Group made investments in several development projects, consisting of payroll expenses and other costs totaling Euros 8,435 thousand (Euros 23,797 thousand in 2024), for which the associated development expenditures met the requirements for capitalization.

Trademarks, industrial property and customer relationships includes trademarks for an amount of Euros 381 thousand (Euros 489 thousand in 2024), customer relationships totaling Euros 1,777 thousand (Euros 2,376 thousand in 2024).

The total additions of internally developed intangibles (Development Costs and Software) were Euros 7,402 thousand (Euros 19,696 thousand in 2024) corresponds to the capitalization carried out by the Group in relation to the product development process, especially for the DC products under the names of Quasar and Supernova, AC products under the names of Pulsar, and Wallbox App software.

The average remaining amortization term for these assets is between 3 and 5 years.

Additions of computer software totaled Euros 334 thousand (Euros 2,689 thousand in 2024) due primarily to the implementation of new software applications. The patents and customer relationships category also include the registration of brands, logos, and design patents for different chargers, although there were no additions in 2025 nor 2024.

The Group recognized impairment losses on non-current assets amounting to Euros 26,755 thousand corresponding to Development costs (Euros 23,690 thousand during the year ended December 31, 2024). These losses corresponded to Euros 2,761 thousand in software,

Euros 14,259 thousand in trademarks, industrial property and customer relationships and Euros 6,670 thousand in development costs). For further details, please refer to Note 11.

The Group has items in use that were fully depreciated as of December 31, 2025 for an amount of Euros 7,058 thousand, as compared to Euros 2,555 thousand as of December 31, 2024.

At December 31, 2025, additions of intangible assets for which payment was still pending totaled Euros 555 thousand (Euros 1,191 thousand at December 31, 2024). The Group has no restrictions on the realizability of its intangible assets and no pledge exists on these assets as of December 31, 2025 and 2024.

At December 31, 2025, there are commitments for the acquisition of intangible assets for Euros 551 thousand (Euros 1,644 thousand at December 31, 2024).

b) Goodwill

The Goodwill breakdown by CGU as of December 31, 2025 and December 31, 2024 is as follows:

(In thousand Euros)	ARES	Coil	Electromaps/ Software	Total
2025	4,424	2,915	3,457	10,796
2024	4,424	3,297	3,457	11,178

The change in the carrying amount of goodwill corresponds to the exchange differences from the Coil business combination (Note 11).